Financial assets and liabilities - Equity Price Exposures (Details) - Equity price risk $ in Millions	Jun. 30, 2019 CAD ($)
Disclosure of detailed information about hedging instruments [line items]
Percentage of possible change in risk variable	5.00%
Reasonably possible change in risk variable impact on net earnings	$ 38
Forward contract | Settlement of share-based compensation plans
Disclosure of detailed information about hedging instruments [line items]
Financial instruments designated as hedging instruments, at fair value	$ 30